Financial Risks - Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities (Detail) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	€ 4,038
Financial Liabilities non-derivatives	2,343
GBP LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	19
Financial Liabilities non-derivatives	0
USD LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	822
Financial Liabilities non-derivatives	1,143
Euribor [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	3,095
Financial Liabilities non-derivatives	1,200
Fed Funds [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Financial assets non-derivatives	102
Financial Liabilities non-derivatives	€ 0